Expense Example, No Redemption - ClearBridge Tactical Dividend Income Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 719
Expense Example, No Redemption, 3 Years	1,022
Expense Example, No Redemption, 5 Years	1,346
Expense Example, No Redemption, 10 Years	2,262
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	228
Expense Example, No Redemption, 3 Years	703
Expense Example, No Redemption, 5 Years	1,204
Expense Example, No Redemption, 10 Years	2,583
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	126
Expense Example, No Redemption, 3 Years	393
Expense Example, No Redemption, 5 Years	680
Expense Example, No Redemption, 10 Years	1,500
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	577
Expense Example, No Redemption, 5 Years	996
Expense Example, No Redemption, 10 Years	2,166
Class A2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	727
Expense Example, No Redemption, 3 Years	1,048
Expense Example, No Redemption, 5 Years	1,391
Expense Example, No Redemption, 10 Years	2,355
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	120
Expense Example, No Redemption, 3 Years	375
Expense Example, No Redemption, 5 Years	650
Expense Example, No Redemption, 10 Years	$ 1,433